FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS BY CATEGORY [abstract]
Disclosure of financial instruments by category

14         FINANCIAL INSTRUMENTS BY CATEGORY

	2018	2019
	RMB’000	RMB’000

Financial assets
Long-term receivable (Note 16)	28,354	26,103
Trade and other receivables excluding prepayments (Notes 19 and 20)	4,172,882	4,746,988
Short-term deposits (Note 21)	109,000	-
Cash and cash equivalents (Note 21)	1,738,753	1,562,334
FVOCI (Note 15)	321,246	351,045
Total	6,370,235	6,686,470

	2018	2019
	RMB’000	RMB’000

Financial liabilities
Liabilities at amortized cost
Trade and other payables excluding non-financial liabilities (Notes 26 and 28)	2,631,433	2,683,828
Payables for fixed assets and construction-in-progress	2,441,647	1,802,592
Dividends payable	12,894	12,890
Lease liabilities	-	1,176,426
Total	5,085,974	5,675,736